Restricted Cash (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020
Restricted Cash and Investments [Abstract]
Non-current restricted cash and cash equivalents	R 149	R 107
Restricted cash and investments	67	62
Restricted cash	216	169
Current restricted cash, released from environmental trusts	23	22
Current Restricted Cash [line items]
Restricted cash and investments	67	62
PNG operations
Restricted Cash and Investments [Abstract]
Current restricted cash, set aside for affected communities in PNG operations	29	32
Current Restricted Cash [line items]
Current restricted cash, set aside for affected communities in PNG operations	29	32
Harmony Gold Community Trust
Restricted Cash and Investments [Abstract]
Restricted cash and investments	15	8
Current Restricted Cash [line items]
Restricted cash and investments	R 15	R 8